Commitments	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Commitments [Abstract]
Commitments

15. Commitments

Operating Lease Agreements

On February 25, 2009, the Company executed a three-year non-cancelable operating lease for its corporate office space.  The lease began on April 1, 2009 and expired on March 31, 2012.  Total base rent due during the term of the lease was $313,680.

On May 23, 2011, the Company executed a 46-month non-cancelable operating lease for its new corporate office space.  The lease began on June 1, 2011 and expires on March 30, 2015.  Total base rent due during the term of the lease is $973,595.  Monthly rent escalates during the term, but is recorded on a straight-line basis over the term of the lease. The Company can terminate the final five months of the lease with eight months' prior notice and the payment of unamortized costs.  Rent expense under this lease for the nine months ended September 30, 2012 and 2011 was $219,584 and $148,556, respectively.

NOTE 9	COMMITMENTS

(A) Employment Agreements

As of December 31, 2011, the Company entered into employment agreements with employees for various terms through June 30, 2013 requiring a commitment of salaries and bonuses totaling $720,417.  These agreements are subject to various conditions including continued employment with the Company at the time of scheduled payment of bonuses.  The agreements also call for the employees to receive health benefits as well as various stock and option awards.

On October 27, 2011, the Company entered into a two-year employment agreement with its Chief Financial Officer (“CFO”), that will automatically be renewed for a successive one-year term. Pursuant to the employment agreement, the Company issued stock options to purchase an aggregate of 600,000 shares of common stock at an exercise price of $0.65 per share.  In addition, the employment agreement provides him with an annual base salary of $250,000 per year and an annual bonus of $100,000 per year.   In addition, if the CFO is terminated by the Company prior to a change in control or within one year following a change in control, the CFO shall receive the following:

●	If the termination occurs after the first 30 days of employment but before six months of employment, an amount equal to one month of base salary.
●	If the termination occurs on or after six months of employment but before 12 months of employment, an amount equal to three months of base salary.
●	If the termination occurs on or after 12 months of employment, an amount equal to six months of base salary.

The CFO will also receive $300 per month as a transportation allowance and $150 per month as a cellular telephone allowance.

On October 12, 2009, the Company authorized the issuance of 30,000 shares of common stock in 2010 and 2011 as compensation pursuant to the terms of an agreement, having a fair value of $3,500 subject to certain terms and vesting requirements being met during that time period.

In January and February 2009, the Company entered into various agreements with several employees whereby the Company is required to issue up to 300,000 shares of the Company’s common stock in various increments over the following two years subject to conditions including continued employment with the Company at the time of issuance.

On December 1, 2007, the Company entered into a one-year employment agreement with its Co-Founder, with the initial term of the employment agreement expiring on December 1, 2008. Pursuant to the employment agreement, the Company issued 300,000 shares of common stock and an option to purchase 3,000,000 shares of common stock. On January 1, 2010, the Company and its Co-Founder revised his employment agreement and agreed to issue 300,000 shares to him in exchange for cancellation of an option to purchase 3,000,000 shares that was previously issued and expensed on December 1, 2007.  The shares issued will vest upon the earlier of three years or upon a change in control in the Company due to reorganization, merger, consolidation, or sale of the Company.  In addition, the employment agreement provided him with annual compensation of $160,000 per year.  The agreement also called for the Co-Founder to receive health benefits, monthly membership  for a health and fitness facility as well as a complete annual physical.  In addition, upon a change in control of the Company, the Co-Founder will receive severance payments equal to the remaining amounts due under the employment agreement plus a minimum of two years base compensation, plus any prorated share of incentive compensation and stock options associated with any signing bonus, plus health benefits up to two years and up to $50,000 in job search costs.  On October 10, 2008, the Company also issued 750,000 shares of common stock having a fair value of $50,000 on the date of grant.  Beginning February 28, 2009, the Co-Founder receives $750 per month as a transportation allowance.  On October 28, 2011, the Company issued 600,000 shares of common stock to its Co-Founder having a fair value of $378,000 on the date of grant.  The shares issued will vest upon the earlier of the tenth anniversary of the date of grant or a change in control. As of December 31, 2011, the employment agreement had not been extended, however the employment relationship has continued under the terms described herein with an increased annual salary of $190,000, effective February 1, 2011 and $225,000 effective February 1, 2012.  For the year ended December 31, 2011, the Company authorized a $150,000 bonus to its Co-Founder.

The Company has agreed to indemnify its Co-Founder against any action or suit brought against him as a result of the performance of his job duties.

In accordance with ASC 718, the exchange of an option to purchase 3,000,000 shares for 300,000 shares was treated as a modification of an award and incremental compensation cost was measured as the excess, if any, of the fair value of the 300,000 shares issued over the fair value of the exchanged options immediately before its terms were modified, measured based on the share price and other pertinent factors at that date.

The Company has valued the exchanged options at their fair value on March 1, 2010, using the Black-Scholes option pricing method.  The assumptions used were as follows:

Expected life:	1 year
Expected volatility:	141.34%
Risk free interest rate:	3.31%
Expected dividends:	0%

Based on the above calculation, the Company has determined that there was no additional compensation to be realized as result of this modification.

On December 13, 2006, the Company executed an employment agreement with its President and Chief Executive Officer with an initial term of the employment agreement expiring on December 1, 2007. The employment agreement was renewed for a period of one additional year through December 1, 2008, and has not been subsequently extended. As compensation for services the President and Chief Executive Officer received a salary of a salary of $210,000 in 2010 and an increased annual salary of $250,000, effective February 1, 2011 and $285,000 effective February 1, 2012. The President and Chief Executive Officer also receives health benefits, a monthly membership for a health and fitness facility as well as a complete annual physical.  For the year ended December 31, 2010, a $200,000 cash year-end bonus was also issued. For the year ended December 31, 2011, the Company also authorized a $200,000 year-end bonus. On October 28, 2011, the Company issued 4,250,000 shares of common stock having a fair value of $2,762,500 on the date of grant. The shares issued will vest upon the earlier of the tenth anniversary of the date of grant or a change in control. The Company has also agreed to indemnify its President and Chief Executive Officer against any action or suit brought against him as a result of the performance of his job duties.

(B) Consulting Agreements

On October 21, 2011, the Company entered into a three-year agreement with an unrelated third party to provide public relations services. At the end of the initial term, the agreement will automatically extend for an additional year.  In exchange for the services provided, the Company pays a fee of $29,000 during year one, and $28,000 per year during years two and three.

On April 1, 2011, the Company entered into a two-year agreement with an unrelated third party to provide transaction services. At the end of the initial term, the agreement will automatically extend for an additional year.  In exchange for the services provided, the Company pays a minimum fee of $96,000 during the initial two-year term and additional transaction fees based on the level of revenue generated by the Company.

On June 30, 2010, the Company entered into a two-year agreement with an unrelated third party to provide certain payment-related services that commenced on September 30, 2010.   In the event of early termination by the Company, the Company will pay a termination fee to the vendor based upon a formula determined by the fees generated during the term of the agreement based on the nine months prior to termination of the agreement.

On June 1, 2010, the Company entered into a two-year consulting agreement with a related party to provide consulting services.  In exchange for the services provided, the Company pays a consulting fee of $8,000 per month and a transportation allowance of $600 per month. (See Note 10)

On March 25, 2010, the Company entered into a fifteen-month agreement with an unrelated third party to provide online monitoring and transaction services.  In exchange for the services provided, the Company pays a minimum fee of $2,500 per month and additional transaction fees based on the level of usage.

On February 1, 2010, the Company entered into a one-year legal agreement with an unrelated third party to provide legal services.  In exchange for services provided, the Company issued 300,000 shares of common stock having a fair value of $75,000 based upon fair value on the date of grant. As of December 31, 2011, $75,000 was recorded as compensation expense and $0 was recorded as deferred compensation. (See Note 7(A))

(C) Operating Lease Agreements

On February 25, 2009, the Company executed a three-year non-cancelable operating lease for its corporate office space. The lease began on April 1, 2009 and expires on March 31, 2012.  Total base rent due during the term of the lease is $313,680.

On May 23, 2011, the Company executed a 46-month non-cancelable operating lease for its new corporate office space.  The lease began on June 1, 2011 and expires on March 30, 2015.  Total base rent due during the term of the lease is $973,595.  The Company can terminate the final five months of the lease with eight months' prior notice and the payment of unamortized costs.

Rent expense for years ended December 31, 2011 and 2010 was $262,177 and $125,881, respectively.

As of December 31, 2011, the Company had two operating leases for its corporate office and planned on maintaining both leases under their respective terms.

At December 31, 2011, future minimum payments under non-cancelable operating leases are as follows:

December 31, 2011

2012	$305,062
2013	284,336
2014	291,444
2015	74,373
2016	-
Thereafter	-

Total	$955,215

(D) Financial Consulting

On December 28, 2009, the Company entered into a one-year agreement with a firm to serve as the Company’s financial advisor on certain transactions. In accordance with the agreement, the firm will receive a standard fee based on a formula that includes cash and warrants in the event of a successful transaction.  No such transactions have taken place to date and no fee has been paid out.  The agreement was terminated on December 28, 2010, however a reduced fee will be paid in the event of a successful transaction on or before March 31, 2012.